United States

Securities And Exchange Commission

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Miami, FL 33131

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 North High Street, Suite 402, Columbus, Ohio 43214

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 527-3713

Date of fiscal year end: 10/31

Date of reporting period: 4/30/12

Item 1. Reports to Stockholders.

Managed By:

Shay Assets Management, Inc.

SEMI-ANNUAL REPORT

April 30, 2012

ASSET MANAGEMENT FUND

230 West Monroe Street

Chicago, IL 60606

ASSET MANAGEMENT FUND

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		974	$974

TOTAL INVESTMENT COMPANIES			974

	Percentage of Net Assets	Principal Amount	Value

REPURCHASE AGREEMENTS	100.0%
Bank of America, 0.17%, (Agreement dated 4/30/12 to be repurchased at $13,402,063 on 5/1/12. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 3.00% - 3.50%, with a value of $13,670,040, due at 4/15/27 - 4/20/42)		$13,402,000	$13,402,000

TOTAL REPURCHASE AGREEMENTS			13,402,000

TOTAL INVESTMENTS (Cost $ 13,402,974)(a)	100.0%		13,402,974
NET OTHER ASSETS (LIABILITIES)	0.0%		4,085

NET ASSETS	100.0%		$13,407,059

(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	73.3%
1 Yr. Constant Maturity Treasury Based ARMS	40.1%
Fannie Mae
2.50%		7/1/28	$2,103,736	$2,201,169
2.13%		8/1/29	1,602,702	1,653,353
2.63%		3/1/30	234,524	244,415
2.36%		5/1/33	770,823	807,700
2.48%		9/1/33	2,601,586	2,713,814
2.33%		1/1/35	6,979,430	7,341,362
2.43%		1/1/35	5,457,690	5,773,013
2.56%		9/1/36	14,359,158	15,349,265
2.71%		6/1/37	19,427,526	20,786,054
2.40%		9/1/38	9,264,901	9,836,240
2.74%		9/1/38	21,661,812	23,172,052
2.98%		5/25/42	5,926,807	6,200,756
Fannie Mae Grantor Trust
3.61%		5/25/42	7,818,635	7,974,906
2.94%		8/25/43	9,429,460	9,620,849
Fannie Mae Whole Loan
3.21%		8/25/42	9,066,260	9,804,054
3.90%		8/25/42	3,352,698	3,604,787
3.02%		4/25/45	16,830,463	18,037,911
FHLMC Structured Pass-Through Securities
3.52%		3/25/44	2,300,305	2,373,880
Freddie Mac
2.72%		10/1/22	621,247	635,251
2.29%		9/1/27	1,089,841	1,125,147
2.27%		9/1/28	7,505,350	7,791,986
2.27%		9/1/30	624,660	640,635
2.38%		7/1/31	3,989,052	4,119,969

				161,808,568

6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.51%		6/1/21	881,931	888,627
1.95%		12/1/24	1,487,393	1,525,133
Freddie Mac
2.14%		1/1/26	649,516	669,512

				3,083,272

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND (continued)

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

6 Mo. London Interbank Offering Rate (LIBOR)	3.5%
Fannie Mae
2.02%		9/1/27	$3,074,214	$3,171,952
1.76%		3/1/28	2,872,153	2,958,998
2.24%		6/1/28	407,869	428,966
1.95%		9/1/33	1,341,367	1,383,170
1.88%		11/1/33	2,244,472	2,317,808
1.89%		11/1/33	1,107,561	1,147,542
Freddie Mac
2.74%		9/1/30	2,565,130	2,732,921

				14,141,357

Cost of Funds Index Based ARMS	8.7%
Fannie Mae
3.43%		2/1/28	11,939,362	12,603,775
2.47%		8/1/33	7,280,964	7,542,722
2.96%		11/1/36	8,028,475	8,485,312
2.47%		6/1/38	6,439,956	6,676,058

				35,307,867

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	20.2%
Fannie Mae
0.79%		3/25/42	15,352,173	15,352,173
Freddie Mac
0.79%		11/15/41	13,518,456	13,535,976
0.74%		1/15/42	18,815,977	18,822,393
0.79%		3/15/42	33,655,993	33,700,385

				81,410,927

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				295,751,991

FIXED RATE MORTGAGE-RELATED SECURITIES	20.5%
30 Yr. Securities	0.8%
Government National Mortgage Association
4.00%		12/15/41	2,995,340	3,247,370

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND (continued)

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

Collateralized Mortgage Obligations	19.7%
Fannie Mae
5.00%		2/25/18	$4,111,891	$4,392,200
4.00%		10/25/23	2,586,528	2,684,990
5.00%		3/25/24	5,333,342	5,752,905
4.50%		6/25/36	14,168,259	14,948,477
4.00%		8/25/37	4,690,603	4,929,716
Freddie Mac
4.00%		6/15/36	19,457,108	20,747,056
Government National Mortgage Association
4.77%		8/16/27	11,331,420	11,530,229
5.08%		1/16/30	207,160	208,312
5.00%		8/20/35	10,022,249	10,238,323
4.50%		11/20/36	3,987,505	4,046,244

				79,478,452

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				82,725,822

U.S. GOVERNMENT AGENCIES	3.0%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	2,500,000	2,491,075
3.00%(a)		9/30/19	1,891,023	1,902,138

				4,393,213

FDIC Trust
2.18%(a)		5/25/50	7,934,832	7,925,492

TOTAL U.S. GOVERNMENT AGENCIES				12,318,705

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			416	$416

TOTAL INVESTMENT COMPANIES				416

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND (concluded)

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

REPURCHASE AGREEMENTS	3.1%
Bank of America, 0.17%, (Agreement dated 4/30/12 to be repurchased at $12,436,059 on 5/1/12. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 3.50%, with a value of $12,684,720, due at 4/20/42)		$12,436,000	$12,436,000

TOTAL REPURCHASE AGREEMENTS			12,436,000

TOTAL INVESTMENTS (Cost $ 394,972,004)(b)	99.9%		403,232,934
NET OTHER ASSETS (LIABILITIES)	0.1%		362,909

NET ASSETS	100.0%		$403,595,843

*	The rates presented are the rates in effect at April 30, 2012.
(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a Board approved pricing service.
(b)	Represents cost for financial reporting purposes.

FDIC  Federal Deposit Insurance Corporation.

FHLMC  Federal Home Loan Mortgage Corporation.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT FUND

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	93.1%
1 Yr. Constant Maturity Treasury Based ARMS	62.2%
Fannie Mae
2.30%		10/1/28	$148,362	$154,679
2.72%		12/1/30	425,245	450,032
2.28%		7/1/33	561,984	582,178
2.74%		9/1/38	941,927	1,007,597
Freddie Mac
2.39%		11/1/28	160,661	168,554
2.88%		1/1/29	541,843	574,709
2.32%		7/1/30	409,261	424,511
2.37%		9/1/30	77,960	81,848
2.55%		8/1/31	923,385	965,662

				4,409,770

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	30.9%
Freddie Mac
0.74%		1/15/42	990,315	990,652
0.79%		3/15/42	1,194,887	1,196,464

				2,187,116

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				6,596,886

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	6.7%
Northern Institutional Treasury Portfolio			478,512	$478,512

TOTAL INVESTMENT COMPANIES				478,512

TOTAL INVESTMENTS (Cost $ 6,955,283)(a)	99.8%			7,075,398
OTHER NET ASSETS (LIABILITIES)	0.2%			14,083

NET ASSETS	100.0%			$7,089,481

*	The rates presented are the rates in effect at April 30, 2012.
(a)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	34.5%
1 Yr. Constant Maturity Treasury Based ARMS	34.5%
Fannie Mae
2.62%		5/1/31	$565,836	$596,268
2.43%		1/1/35	466,785	493,754
2.56%		9/1/36	667,868	713,919
2.74%		9/1/38	1,687,619	1,805,278
Fannie Mae Grantor Trust
3.61%		5/25/42	885,049	902,739
2.94%		8/25/43	1,841,404	1,878,779
Freddie Mac
2.39%		3/1/27	299,188	311,384
2.55%		8/1/31	1,332,715	1,393,735

				8,095,856

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,095,856

FIXED RATE MORTGAGE-RELATED SECURITIES	57.5%
15 Yr. Securities	33.6%
Fannie Mae
3.50%		7/1/21	2,095,708	2,205,624
2.50%		2/1/26	464,576	476,287
3.00%		1/1/27	4,957,656	5,183,125
Freddie Mac
8.00%		12/17/15	16,100	16,903

				7,881,939

Collateralized Mortgage Obligations	23.9%
Fannie Mae
4.00%		8/25/37	1,172,651	1,232,429
Freddie Mac
4.50%		4/15/19	2,918,904	3,106,183
Government National Mortgage Association
4.77%		8/16/27	492,670	501,314
3.99%		6/16/31	291,408	297,111
4.50%		11/20/36	464,158	470,995

				5,608,032

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				13,489,971

See notes to financial statements.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND (concluded)

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCIES	2.1%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	$500,000	$498,215

TOTAL U.S. GOVERNMENT AGENCIES				498,215

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			553	$553

TOTAL INVESTMENT COMPANIES				553

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	5.8%
Bank of America, 0.17%, (Agreement dated 4/30/12 to be repurchased at $1,368,006 on 5/1/12. Collateralized by Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 2.00% - 3.50%, with a value of $1,395,360, due at 5/20/35 - 4/20/42)			$1,368,000	$1,368,000

TOTAL REPURCHASE AGREEMENTS				1,368,000

TOTAL INVESTMENTS (Cost $ 23,023,110)(b)	99.9%			23,452,595
NET OTHER ASSETS (LIABILITIES)	0.1%			29,197

NET ASSETS	100.0%			$23,481,792

*	The rates presented are the rates in effect at April 30, 2012.
(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a Board approved pricing service.
(b)	Represents cost for financial reporting purposes.

FDIC  Federal Deposit Insurance Corporation.

See notes to financial statements.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	12.2%
1 Yr. Constant Maturity Treasury Based ARMS	12.2%
Fannie Mae
2.62%		7/1/37	$1,623,166	$1,731,717
2.74%		9/1/38	1,295,149	1,385,446

				3,117,163

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				3,117,163

FIXED RATE MORTGAGE-RELATED SECURITIES	71.4%
15 Yr. Securities	35.3%
Fannie Mae
7.00%		3/1/15	26,807	28,160
7.00%		3/1/15	30,057	31,573
7.00%		3/1/15	54,827	57,592
7.50%		11/1/15	49,436	52,626
6.50%		1/1/16	43,540	46,213
6.00%		6/1/16	149,613	160,002
6.00%		7/1/17	107,507	116,863
6.00%		7/1/17	183,971	198,855
3.50%		7/1/21	1,676,567	1,764,499
2.50%		2/1/26	696,864	714,431
3.00%		9/1/26	5,419,068	5,665,522
Freddie Mac
6.00%		6/1/17	200,108	216,793

				9,053,129

30 Yr. Securities	29.6%
Freddie Mac
3.50%		11/1/41	7,314,509	7,589,805

Collateralized Mortgage Obligations.	6.5%
Fannie Mae
4.00%		10/25/32	617,771	643,550
Government National Mortgage Association
4.77%		8/16/27	492,670	501,314
4.50%		11/20/36	527,417	535,186

				1,680,050

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				18,322,984

See notes to financial statements.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND (concluded)

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCIES	7.6%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	$236,378	$237,767
FDIC Trust
2.18%(a)		5/25/50	1,724,963	1,722,933

TOTAL U.S. GOVERNMENT AGENCIES				1,960,700

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio			304	$304

TOTAL INVESTMENT COMPANIES				304

	Percentage of Net Assets		Principal Amount	Value
REPURCHASE AGREEMENTS	8.8%
Bank of America, 0.17%, (Agreement dated 4/30/12 to be repurchased at $2,251,011 on 5/1/12. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 3.50%, with a value of $2,296,020, due at 4/20/42)			$2,251,000	$2,251,000

TOTAL REPURCHASE AGREEMENTS				2,251,000

TOTAL INVESTMENTS (Cost $ 25,067,458)(b)	100.0%			25,652,151
NET OTHER ASSETS (LIABILITIES)	0.0%			7,593

NET ASSETS.	100.0%			$25,659,744

*	The rates presented are the rates in effect at April 30, 2012.
(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a Board approved pricing service.
(b)	Represents cost for financial reporting purposes.

FDIC  Federal Deposit Insurance Corporation.

See notes to financial statements.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	31.9%
1 Yr. Constant Maturity Treasury Based ARMS.	20.5%
Fannie Mae
2.62%		7/1/37	$2,534,563	$2,704,064
2.74%		9/1/38	1,883,854	2,015,194

				4,719,258

HYBRID ARMS	3.0%
Freddie Mac
2.46%		11/1/36	658,947	691,227

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations.	8.4%
Fannie Mae
0.66%		2/25/37	1,921,266	1,918,737

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				7,329,222

FIXED RATE MORTGAGE-RELATED SECURITIES	61.3%
15 Yr. Securities	17.5%
Fannie Mae
7.00%		3/1/15	36,874	38,734
3.50%		7/1/21	419,142	441,125
2.50%		2/1/26	696,864	714,430
3.00%		9/1/26	2,709,534	2,832,761

				4,027,050

30 Yr. Securities	27.2%
Fannie Mae
5.00%		3/1/38	345,763	375,234
Freddie Mac
3.50%		11/1/41	975,268	1,011,974
3.50%		2/1/42	4,377,169	4,541,912
Government National Mortgage Association
7.50%		2/15/24	75,512	87,011
7.00%		4/15/27	87,177	100,342
6.00%		1/15/29	118,860	134,214

				6,250,687

Collateralized Mortgage Obligations.	16.6%
Fannie Mae
4.00%		1/25/33	62,558	64,573

See notes to financial statements.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND (concluded)

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value

Freddie Mac
4.50%		4/15/19	$2,928,712	$3,116,621
4.00%		3/15/33	115,696	123,029
Government National Mortgage Association
4.77%		8/16/27	492,670	501,314

				3,805,537

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				14,083,274

U.S. GOVERNMENT AGENCIES	4.0%
FDIC Structured Sale Guaranteed Note
3.00%(a)		9/30/19	236,378	237,767
FDIC Trust
2.18%(a)		5/25/50	689,985	689,174

TOTAL U.S. GOVERNMENT AGENCIES				926,941

	Percentage of Net Assets		Shares	Value
INVESTMENT COMPANIES	2.6%
Northern Institutional Treasury Portfolio			599,420	$599,420

TOTAL INVESTMENT COMPANIES				599,420

TOTAL INVESTMENTS (Cost $ 22,389,493)(b)	99.8%			22,938,857
NET OTHER ASSETS (LIABILITIES)	0.2%			39,270

NET ASSETS	100.0%			$22,978,127

*	The rates presented are the rates in effect at April 30, 2012.
(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a Board approved pricing service.
(b)	Represents cost for financial reporting purposes.
FDIC Federal Deposit Insurance Corporation.

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	95.8%
Aerospace & Defense	6.1%
General Dynamics Corp.		30,000	$2,025,000
United Technologies Corp.		40,000	3,265,600

			5,290,600

Air Freight & Logistics	3.1%
United Parcel Service, Inc.		35,000	2,734,900

Beverages	8.5%
Coca-Cola Co.		50,000	3,816,000
PepsiCo, Inc.		55,000	3,630,000

			7,446,000

Chemicals	3.1%
Du Pont (E.I.) De Nemours		25,000	1,336,500
Praxair, Inc.		12,000	1,388,400

			2,724,900

Commercial Banks	4.4%
Wells Fargo & Co.		115,000	3,844,450

Communications Equipment	1.2%
Cisco Systems, Inc.		50,000	1,007,500

Computers & Peripherals	4.3%
International Business Machines Corp.		18,000	3,727,440

Diversified Financial Services	3.4%
American Express Co.		50,000	3,010,500

Food & Staples Retailing	5.7%
Sysco Corp.		50,000	1,445,000
Wal-Mart Stores, Inc.		60,000	3,534,600

			4,979,600

Food Products	2.5%
General Mills, Inc.		55,000	2,138,950

Health Care Equipment & Supplies	5.1%
Becton, Dickinson & Co.		30,000	2,353,500
Medtronic, Inc.		55,000	2,101,000

			4,454,500

Hotels, Restaurants & Leisure	3.3%
McDonald’s Corp.		30,000	2,923,500

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND (concluded)

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

	Percentage of Net Assets	Shares	Value

Household Products.	4.0%
Procter & Gamble		55,000	$3,500,200

Industrial Conglomerates	6.9%
3M Company		35,000	3,127,600
General Electric Co.		150,000	2,937,000

			6,064,600

Insurance	4.1%
Berkshire Hathaway, Inc.(a)		30	3,624,000

IT Services	1.9%
Automatic Data Processing		30,000	1,668,600

Media	3.0%
The Walt Disney Company		60,000	2,586,600

Oil & Gas Consumable Fuels	7.8%
Chevron Corp.		30,000	3,196,800
Exxon Mobil Corp.		42,000	3,626,280

			6,823,080

Pharmaceuticals	8.4%
Abbott Laboratories		60,000	3,723,600
Johnson & Johnson		55,000	3,579,950

			7,303,550

Software	4.2%
Microsoft Corp.		115,000	3,682,300

Specialty Retail	4.8%
Home Depot		40,000	2,071,600
TJX Companies		50,000	2,085,500

			4,157,100

TOTAL COMMON STOCKS			83,692,870

INVESTMENT COMPANIES	4.2%
Northern Institutional Treasury Portfolio		3,659,652	3,659,652

TOTAL INVESTMENT COMPANIES			3,659,652

TOTAL INVESTMENTS (Cost $58,360,724)(b)	100.0%		87,352,522
NET OTHER ASSETS (LIABILITIES)	0.0%		22,962

NET ASSETS	100.0%		$87,375,484

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

See notes to financial statements.

ASSET MANAGEMENT FUND

STATEMENTS OF ASSETS & LIABILITIES

April 30, 2012 (Unaudited)

	Money Market Fund	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
Assets
Investments, at cost	$13,402,974	$394,972,004	$6,955,283	$23,023,110	$25,067,458	$22,389,493	$58,360,724
Investments, at value	$13,402,974	$403,232,934	$7,075,398	$23,452,595	$25,652,151	$22,938,857	$87,352,522
Receivable for dividends and interest	68	838,600	14,301	60,660	61,864	56,489	103,619
Receivable for investments sold	—	308,566	7,379	16,717	—	32,067	—
Receivable for capital shares sold	—	—	—	—	—	—	8,593
Prepaid and other assets	5,828	66,054	4,773	6,850	8,834	6,994	20,683
Receivable from Adviser/Distributor	8,233	99,412	1,747	378	2,397	258	6,786

Total Assets	13,417,103	404,545,566	7,103,598	23,537,200	25,725,246	23,034,665	87,492,203
Liabilities
Income distribution payable	$108	$516,915	$6,781	$36,588	$43,016	$37,971	$—
Investment advisory fees payable	1,838	149,118	2,620	4,809	7,347	4,701	46,307
Administration fees payable	1,067	38,622	653	2,215	2,352	2,100	7,595
Distribution fees payable	1,839	82,843	1,456	2,885	3,149	2,821	16,967
Capital shares redeemed payable	—	1,410	210	—	46	126	11,200
Accrued expenses and other payable	5,192	160,815	2,397	8,911	9,592	8,819	34,650

Total Liabilities	10,044	949,723	14,117	55,408	65,502	56,538	116,719

Net Assets	$13,407,059	$403,595,843	$7,089,481	$23,481,792	$25,659,744	$22,978,127	$87,375,484

Class I
Net assets	$13,407,059	$403,595,843	$7,089,481	$23,481,792	$25,659,744	$22,978,127	$—
Share of common stock outstanding	13,421,330	54,702,536	1,388,651	2,527,985	5,695,655	2,587,502	—
Net asset value per share	$1.00	$7.38	$5.11	$9.29	$4.51	$8.88	$—

Class AMF
Net assets	$—	$—	$—	$—	$—	$—	$83,222,277
Share of common stock outstanding	—	—	—	—	—	—	9,008,987
Net asset value per share	$—	$—	$—	$—	$—	$—	$9.24

Class H
Net assets	$—	$—	$—	$—	$—	$—	$4,153,207
Share of common stock outstanding	—	—	—	—	—	—	449,610
Net asset value per share	$—	$—	$—	$—	$—	$—	$9.24

Net Assets
Paid in capital	$13,407,873	$764,959,075	$36,858,209	$32,478,042	$80,169,997	$32,679,622	$57,108,408
Accumulated net investment income (loss)	—	(1,216,883)	(6,217)	(36,038)	(23,275)	(27,076)	35,921
Accumulated net realized gains (losses)	(814)	(368,407,279)	(29,882,626)	(9,389,697)	(55,071,671)	(10,223,783)	1,239,357
Unrealized appreciation (depreciation) on investments	—	8,260,930	120,115	429,485	584,693	549,364	28,991,798

Net assets	$13,407,059	$403,595,843	$7,089,481	$23,481,792	$25,659,744	$22,978,127	$87,375,484

See notes to financial statements.

ASSET MANAGEMENT FUND

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2012 (Unaudited)

	Money Market Fund	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$6,550	$4,361,260	$74,878	$281,891	$340,494	$311,920	$192
Dividend income	9	8	19	13	16	25	1,043,935

Total investment income	6,559	4,361,268	74,897	281,904	340,510	311,945	1,044,127

Operating expenses:
Investment advisory	10,840	934,563	15,882	29,653	44,737	28,509	271,421
Distribution — Class AMF Shares	—	—	—	—	—	—	99,685
Distribution — Class I Shares	10,840	519,200	8,823	17,792	19,174	17,105	—
Administration	8,686	237,006	4,006	13,505	14,489	12,934	47,311
Legal	2,813	75,253	1,292	4,304	4,664	4,164	15,709
Registration	7,528	10,546	5,523	6,027	6,029	5,523	18,588
Trustees	2,486	64,820	1,098	3,681	3,930	3,506	12,811
Other	11,309	292,054	5,177	16,902	17,964	15,872	60,262

Total expenses before fee reductions	54,502	2,133,442	41,801	91,864	110,987	87,613	525,787

Expenses reduced by Investment Adviser	(44,035)	(415,363)	(7,059)	(2,916)	(15,130)	(2,087)	—
Expenses reduced by Distributor	(7,227)	(207,678)	(3,529)	—	—	—	(39,874)

Net expenses	3,240	1,510,401	31,213	88,948	95,857	85,526	485,913

Net investment income	3,319	2,850,867	43,684	192,956	244,653	226,419	558,214

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Realized gains (losses) from investment transactions	—	283,507	(23,318)	(28,372)	55,625	603,842	1,240,662
Change in unrealized appreciation (depreciation) on investments	—	483,453	53,701	30,002	208,703	(404,140)	7,237,670

Net realized and unrealized gains (losses) from investment activities	—	766,960	30,383	1,630	264,328	199,702	8,478,332

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,319	$3,617,827	$74,067	$194,586	$508,981	$426,121	$9,036,546

See notes to financial statements.

ASSET MANAGEMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (decrease) in net assets:
Operations:
Net investment income	$3,319	$10,762

Change in net assets resulting from operations	3,319	10,762

Dividends paid to stockholders:
From net investment income	(3,319)	(10,762)

Total dividends paid to stockholders	(3,319)	(10,762)

Capital Transactions:
Class I Shares:
Proceeds from sale of shares.	19,563,079	88,924,266
Value of shares issued to stockholders in reinvestment of dividends	2,917	9,972
Cost of shares repurchased	(25,810,126)	(88,586,168)

Change in net assets from capital transactions	(6,244,130)	348,070

Change in net assets.	(6,244,130)	348,070
Net Assets:
Beginning of year	19,651,189	19,303,119

End of year	$13,407,059	$19,651,189

Accumulated net investment income (losses)	$—	$—

See notes to financial statements.

ASSET MANAGEMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Ultra Short Mortgage Fund		Ultra Short Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (decrease) in net assets:
Operations:
Net investment income	$2,850,867	$8,572,261	$43,684	$102,393
Net realized gains (losses) from investment transactions	283,507	1,771,063	(23,318)	15,342
Change in unrealized appreciation (depreciation) on investments	483,453	(6,774,077)	53,701	(114,056)

Change in net assets resulting from operations	3,617,827	3,569,247	74,067	3,679

Dividends paid to stockholders:
From net investment income	(4,111,925)	(12,393,077)	(53,502)	(144,365)

Total dividends paid to stockholders	(4,111,925)	(12,393,077)	(53,502)	(144,365)

Capital Transactions:
Proceeds from sale of shares	4,748,977	17,090,829	—	—
Value of shares issued to stockholders in reinvestment of dividends	331,496	1,099,895	2,054	9,720
Value of shares redeemed	(37,475,119)	(254,997,532)	(26,685)	(7,171,509)

Change in net assets from capital transactions	(32,394,646)	(236,806,808)	(24,631)	(7,161,789)

Change in net assets	(32,888,744)	(245,630,638)	(4,066)	(7,302,475)
Net Assets:
Beginning of year	436,484,587	682,115,225	7,093,547	14,396,022

End of year	$403,595,843	$436,484,587	$7,089,481	$7,093,547

Accumulated undistributed net investment income (losses) (distributions in excess of income)	$(1,216,883)	$44,175	$(6,217)	$3,601

See notes to financial statements.

Short U.S. Government Fund		Intermediate Mortgage Fund		U.S. Government Mortgage Fund
Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

$192,956	$427,486	$244,653	$533,948	$226,419	$458,274
(28,372)	126,773	55,625	(254,091)	603,842	(101,029)
30,002	(445,991)	208,703	(54,794)	(404,140)	41,502

194,586	108,268	508,981	225,063	426,121	398,747

(231,413)	(505,687)	(267,878)	(638,976)	(255,364)	(558,229)

(231,413)	(505,687)	(267,878)	(638,976)	(255,364)	(558,229)

—	12,026	—	10,000	—	10,000
18,245	45,437	979	7,843	12,072	27,340
(1,237,906)	(928,218)	(187,110)	(3,586,621)	(80,133)	(25,167)

(1,219,661)	(870,755)	(186,131)	(3,568,778)	(68,061)	12,173

(1,256,488)	(1,268,174)	54,972	(3,982,691)	102,696	(147,309)

24,738,280	26,006,454	25,604,772	29,587,463	22,875,431	23,022,740

$23,481,792	$24,738,280	$25,659,744	$25,604,772	$22,978,127	$22,875,431

$(36,038)	$2,419	$(23,275)	$(50)	$(27,076)	$1,869

ASSET MANAGEMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large Cap Equity Fund
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Increase (decrease) in net assets:
Operations:
Net investment income	$558,214	$1,071,138
Net realized gains from investment transactions	1,240,662	4,779,643
Change in unrealized appreciation (depreciation) on investments	7,237,670	1,645,315

Change in net assets resulting from operations	9,036,546	7,496,096

Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(544,101)	(997,347)
Class H Stockholders	(28,382)	(46,516)
From net realized gains:
Class AMF Shares	(1,673,197)	—
Class H Shares	(74,861)	—

Total dividends paid to stockholders	(2,320,541)	(1,043,863)

Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares.	1,251,917	1,378,284
Value of shares issued to stockholders in reinvestment of dividends	1,590,489	711,408
Cost of shares repurchased	(2,939,689)	(19,790,834)
Class H Shares:
Proceeds from sale of shares.	363,069	438,432
Value of shares issued to stockholders in reinvestment of dividends	103,243	46,516
Cost of shares repurchased	(54,231)	(197,091)

Change in net assets from capital transactions	314,798	(17,413,285)

Change in net assets.	7,030,803	(10,961,052)
Net Assets:
Beginning of year	80,344,681	91,305,733

End of year	$87,375,484	$80,344,681

Accumulated net investment income	$35,921	$50,190

See notes to financial statements.

ASSET MANAGEMENT FUND

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.0002		0.0006	0.0009	0.0009	0.0250	0.0512
Net realized losses from investments	—		—	—	—	—	—	(a)

Total from investment operations	0.0002		0.0006	0.0009	0.0009	0.0250	0.0512

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0002)		(0.0006)	(0.0009)	(0.0009)	(0.0250)	(0.0512)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	(b)	0.06%	0.09%	0.09%	2.53%	5.24%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$13,407		$19,651	$19,303	$21,342	$32,568	$131,720
Ratio of net expenses to average net assets	0.04%	(c)	0.04%	0.06%	0.16%	0.20%	0.14%
Ratio of net investment income to average net assets	0.05%	(c)	0.06%	0.09%	0.09%	2.82%	5.12%
Ratio of gross expenses to average net assets*	0.75%	(c)	0.63%	0.51%	0.61%	0.43%	0.40%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Net realized losses per share were less than $0.00005.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$7.39		$7.50	$7.33	$7.72	$9.62	$9.68

Income from investment operations:
Net investment income	0.1141		0.1166	0.2054	0.3058	0.4290	0.5107
Net realized and unrealized gains (losses) from investments	(0.0515)		(0.0457)	0.2082	(0.3855)	(1.9116)	(0.0686)

Total from investment operations	0.0626		0.0709	0.4136	(0.0797)	(1.4826)	0.4421

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0726)		(0.1809)	(0.2436)	(0.3109)	(0.4174)	(0.5021)

Change in net asset value	(0.01)		(0.11)	0.17	(0.39)	(1.90)	(0.06)

Net asset value, end of period	$7.38		$7.39	$7.50	$7.33	$7.72	$9.62

Total return	0.85%	(a)	0.97%	5.75%	(0.88)%	(15.95)%	4.67%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$403,596		$436,485	$682,115	$891,744	$1,044,580	$2,131,889
Ratio of net expenses to average net assets	0.73%	(b)	0.67%	0.57%	0.60%	0.50%	0.46%
Ratio of net investment income to average net assets	1.37%	(b)	1.71%	2.88%	4.24%	4.71%	5.28%
Ratio of gross expenses to average net assets*	1.03%	(b)	0.97%	0.87%	0.90%	0.80%	0.76%
Portfolio turnover rate	45%		57%	74%	56%	35%	59%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

ULTRA SHORT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$5.09		$5.16	$5.59	$6.86	$9.61	$9.74

Income from investment operations:
Net investment income	0.0314		0.0458	0.2737	0.4179	0.4667	0.5137
Net realized and unrealized gains (losses) from investments	0.0270		(0.0409)	(0.3939)	(1.2717)	(2.7462)	(0.1249)

Total from investment operations	0.0584		0.0049	(0.1202)	(0.8538)	(2.2795)	0.3888

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0384)		(0.0749)	(0.3098)	(0.4162)	(0.4705)	(0.5188)

Change in net asset value	0.02		(0.07)	(0.43)	(1.27)	(2.75)	(0.13)

Net asset value, end of period	$5.11		$5.09	$5.16	$5.59	$6.86	$9.61

Total return	1.15%	(a)	0.10%	(2.25)%	(12.45)%	(24.99)%	4.07%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$7,089		$7,094	$14,396	$21,115	$39,750	$195,161
Ratio of net expenses to average net assets	0.88%	(b)	0.79%	0.63%	0.67%	0.54%	0.48%
Ratio of net investment income to average net assets	1.23%	(b)	1.06%	5.23%	7.07%	5.16%	5.29%
Ratio of gross expenses to average net assets*	1.18%	(b)	1.09%	0.93%	0.97%	0.84%	0.78%
Portfolio turnover rate	68%		83%	66%	10%	32%	36%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

SHORT U.S. GOVERNMENT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.30		$9.45	$9.49	$9.28	$10.35	$10.37

Income from investment operations:
Net investment income	0.1107		0.1592	0.2236	0.3548	0.4301	0.5222
Net realized and unrealized gains (losses) from investments	(0.0305)		(0.1204)	(0.0115)	0.2069	(1.0594)	(0.0232)

Total from investment operations	0.0802		0.0388	0.2121	0.5617	(0.6293)	0.4990

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0902)		(0.1888)	(0.2521)	(0.3517)	(0.4407)	(0.5190)

Change in net asset value	(0.01)		(0.15)	(0.04)	0.21	(1.07)	(0.02)

Net asset value, end of period	$9.29		$9.30	$9.45	$9.49	$9.28	$10.35

Total return	0.87%	(a)	0.43%	2.28%	6.17%	(6.71)%	4.93%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$23,482		$24,738	$26,006	$36,630	$60,534	$132,727
Ratio of net expenses to average net assets	0.75%	(b)	0.73%	0.63%	0.59%	0.53%	0.48%
Ratio of net investment income to average net assets	1.62%	(b)	1.71%	2.44%	3.92%	4.33%	5.04%
Ratio of gross expenses to average net assets*	0.77%	(b)	0.73%	0.63%	0.62%	0.53%	0.48%
Portfolio turnover rate	29%		114%	44%	59%	58%	42%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

INTERMEDIATE MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$4.46		$4.52	$5.00	$6.39	$9.12	$9.29

Income from investment operations:
Net investment income	0.0427		0.0895	0.3162	0.4028	0.4504	0.4810
Net realized and unrealized gains (losses) from investments	0.0541		(0.0418)	(0.4711)	(1.3925)	(2.7388)	(0.1774)

Total from investment operations	0.0968		0.0477	(0.1549)	(0.9897)	(2.2884)	0.3036

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0468)		(0.1077)	(0.3251)	(0.4003)	(0.4416)	(0.4736)

Change in net asset value	0.05		(0.06)	(0.48)	(1.39)	(2.73)	(0.17)

Net asset value, end of period	$4.51		$4.46	$4.52	$5.00	$6.39	$9.12

Total return	2.18%	(a)	1.09%	(3.27)%	(15.65)%	(25.94)%	3.31%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$25,660		$25,605	$29,587	$41,109	$80,239	$230,076
Ratio of net expenses to average net assets	0.75%	(b)	0.72%	0.57%	0.70%	0.51%	0.48%
Ratio of net investment income to average net assets	1.90%	(b)	2.03%	6.76%	7.41%	5.42%	5.19%
Ratio of gross expenses to average net assets*	0.87%	(b)	0.82%	0.67%	0.80%	0.61%	0.58%
Portfolio turnover rate	31%		174%	115%	32%	18%	39%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

U.S. GOVERNMENT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.82		$8.88	$8.82	$8.86	$10.13	$10.18

Income from investment operations:
Net investment income	0.0874		0.1767	0.3169	0.4225	0.4898	0.5287
Net realized and unrealized gains (losses) on investments	0.0712		(0.0215)	0.0603	(0.0399)	(1.2772)	(0.0631)

Total from investment operations	0.1586		0.1552	0.3772	0.3826	(0.7874)	0.4656

Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0986)		(0.2152)	(0.3172)	(0.4226)	(0.4826)	(0.5156)

Change in net asset value	0.06		(0.06)	0.06	(0.04)	(1.27)	(0.05)

Net asset value, end of period	$8.88		$8.82	$8.88	$8.82	$8.86	$10.13

Total return	1.92%	(a)	1.68%	4.37%	4.41%	(8.11)%	4.69%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$22,978		$22,875	$23,023	$24,627	$59,835	$131,070
Ratio of net expenses to average net assets	0.75%	(b)	0.73%	0.60%	0.68%	0.52%	0.49%
Ratio of net investment income to average net assets	1.97%	(b)	2.01%	3.63%	4.83%	4.96%	5.20%
Ratio of gross expenses to average net assets*	0.77%	(b)	0.73%	0.60%	0.68%	0.52%	0.49%
Portfolio turnover rate	25%		93%	104%	36%	28%	39%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND — CLASS AMF SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012		Year Ended October 31,				Ten Months Ended October 31, 2007*		Year Ended December 31, 2006
	(Unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$8.53		$7.95	$7.11	$6.89	$10.47	$10.01		$9.77

Income (Loss) from operations:
Net investment income	0.06		0.11	0.09	0.09	0.09	0.05		0.01
Net realized and unrealized gains (losses) from investments	0.90		0.58	0.85	0.37	(2.57)	0.46		1.35

Total from investment operations	0.96		0.69	0.94	0.46	(2.48)	0.51		1.36

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.11)	(0.10)	(0.10)	(0.12)	(0.05)		(0.02)
From net realized gains on investments	(0.19)		—	—	(0.14)	(0.98)	—		(1.10)
Tax return of capital	—		—	—	—	—	—		— (a)

Total distributions	(0.25)		(0.11)	(0.10)	(0.24)	(1.10)	(0.05)		(1.12)

Change in net asset value	0.71		0.58	0.84	0.22	(3.58)	0.46		0.24

Net asset value, end of period	$9.24		$8.53	$7.95	$7.11	$6.89	$10.47		$10.01

Total return	11.39%	(b)	8.66%	13.35%	7.16%	(26.23)%	5.11%	(b)	13.83%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$83,222		$76,905	$88,368	$76,669	$39,428	$57,461		$66,161
Ratio of net expenses to average net assets	1.17%	(c)	1.14%	1.04%	1.24%	0.97%	1.18%	(c)	1.68%
Ratio of net investment income to average net assets	1.32%	(c)	1.25%	1.23%	1.39%	1.08%	0.60%	(c)	0.09%
Ratio of gross expenses to average net assets**	1.27%	(c)	1.24%	1.15%	1.45%	1.07%	1.27%	(c)	—
Portfolio turnover rate	5%		7%	14%	14%	14%	13%		10%

*	In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predeces- sor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.
**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Distributions per share were less than $0.005.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND — CLASS H SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2009(a)
			2011	2010
Net asset value, beginning of period	$8.53		$7.95	$7.11	$5.52

Income (Loss) from operations:
Net investment income	0.06		0.12	0.11	0.07
Net realized and unrealized gains (losses) from investments	0.91		0.58	0.85	1.59

Total from investment operations	0.97		0.70	0.96	1.66

Less Distributions:
Dividends paid to stockholders:
From net investment income	(0.07)		(0.12)	(0.12)	(0.07)
From net realized gains on investments	(0.19)		—	—	—

Total distributions	(0.26)		(0.12)	(0.12)	(0.07)

Change in net asset value	0.71		0.58	0.84	1.59

Net asset value, end of period	$9.24		$8.53	$7.95	$7.11

Total return	11.47%	(b)	8.83%	13.59%	30.22%	(b)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$4,153		$3,440	$2,937	$2,584
Ratio of net expenses to average net assets	1.02%	(c)	0.99%	0.85%	0.90%	(c)
Ratio of net investment income to average net assets	1.45%	(c)	1.39%	1.41%	1.56%	(c)
Ratio of gross expenses to average net assets*	1.02%	(c)	0.99%	0.90%	1.05%	(c)
Portfolio turnover rate	5%		7%	14%	14%	(d)

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period February 20, 2009 (commencement of operations) through October 31, 2009.
(b)	Not annualized.
(c)	Annualized.
(d)	The portfolio turnover rate represents the full year period of November 1, 2008 through October 31, 2009.

See notes to financial statements.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2012 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of April 30, 2012, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A.  Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board of Trustees of the Trust (“Board”) as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date,

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

the securities will be valued at the latest bid quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Money Market Fund’s securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion/amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. In these types of situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the fair valuation methodology of the Adviser approved by the Board.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2012:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund
Repurchase Agreements	$—	$13,402,000	$—	$13,402,000
Investment Companies	974	—	—	974

Total Investments				13,402,974
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	378,477,813	—	378,477,813
U.S. Government Agencies	—	12,318,705	—	12,318,705
Repurchase Agreements	—	12,436,000	—	12,436,000
Investment Companies	416	—	—	416

Total Investments				403,232,934
Ultra Short Fund
U.S. Government Agency Mortgages	—	6,596,886	—	6,596,886
Investment Companies	478,512	—	—	478,512

Total Investments				7,075,398
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	21,585,827	—	21,585,827
U.S. Government Agencies	—	498,215	—	498,215
Repurchase Agreements	—	1,368,000	—	1,368,000
Investment Companies	553	—	—	553

Total Investments				23,452,595
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	21,440,147	—	21,440,147
U.S. Government Agencies	—	1,960,700	—	1,960,700
Repurchase Agreements	—	2,251,000	—	2,251,000
Investment Companies	304	—	—	304

Total Investments				25,652,151
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	21,412,496	—	21,412,496
U.S. Government Agencies	—	926,941	—	926,941
Investment Companies	599,420	—	—	599,420

Total Investments				22,938,857
Large Cap Equity Fund
Common Stocks	83,692,870	—	—	83,692,870
Investment Companies	3,659,652	—	—	3,659,652

Total Investments				$87,352,522

As of April 30, 2012, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2012, based on levels assigned to securities as of October 31, 2011.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

LIQUIDITY AND VALUATION OF CERTAIN SECURITIES

While liquidity for government securities and government agency mortgage based securities remains quite strong, the involvement of the federal government in the mortgage and real estate markets continues to create uncertainty for investors thereby reducing market liquidity. Additionally, changes in the securitization process, and changes in the mandate of the government sponsored mortgage entities (GNMA, FHLMC, and FNMA, or the “GSEs”) could impact the Fund’s future performance. For example, the federal government continues to evaluate novel strategies for modifying loan principal balances for many classes of residential mortgage-backed securities, and these strategies could negatively impact the valuation of certain holdings of the Funds. Weaker than expected economic growth or further increases in unemployment could result in an increase in loan delinquencies and home foreclosures and reduce home prices. This may also lead to accelerated loan buyouts by the GSEs, which could negatively impact Fund performance. In general, these shifts in government housing and mortgage policy, particularly if they are unanticipated, could reduce market liquidity which would likely lead to lower prices for the securities held by the Funds. Illiquid securities generally are those that cannot be sold or disposed of in an orderly fashion within seven calendar days at approximately the price at which they are valued. Because the market price of illiquid securities generally is more difficult to estimate than that of more liquid securities, illiquid securities may be sold at prices that differ from the value assigned to them. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact a Fund’s net asset value.

REPURCHASE AGREEMENTS

With the exception of the Ultra Short Fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

DIVIDENDS TO SHAREHOLDERS

Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B.  Fees and transactions with affiliates were as follows:

Shay Assets Management, Inc. “SAMI” serves the Trust as investment adviser (the “Adviser”). Sean Kelleher is the current President of SAMI. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. “SISI”. SISI is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board and President of Shay Financial Services, Inc. “SFSI”, also a wholly-owned subsidiary of SISI.

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.05% of average daily net assets for the period ended April 30, 2012. The Adviser also voluntarily reimbursed expenses of $36,809 during the period ended April 30, 2012.

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2012.

The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2012.

The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion.

The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of net assets in excess of $1.5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the period ended April 30, 2012.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

The Adviser has contractually agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75% through February 28, 2013. As a result of the contractual expense limit, the Adviser reduced its adviser fees charged for the Short U.S Government Fund, the Intermediate Mortgage Fund and the U.S Government Fund for the following amounts; $2,916, $2,348 and $2,088, respectively, for the period ended April 30, 2012.

SFSI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, Chairman of the Board and Rodger D. Shay, Jr., a member of the Board of and the President of SFSI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for each of the Money Market Fund and the Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of combined net assets in excess of $2 billion. The fee is allocated between the two Funds based on their relative average net assets. The Distributor voluntarily waived a portion of its 12b-1 fee so that the Money Market Fund paid 0.05% of average daily net assets for the period ended April 30, 2012.

The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2012.

The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of net assets in excess of $1.5 billion.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

assets for the period ended April 30, 2012. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

The Northern Trust Company (“Northern Trust”) and the Trust have entered into a Custody Agreement, Fund Administration and Accounting Services Agreement, and Transfer Agency Service Agreement (collectively the “Services Agreements”). As compensation for its services under the Service Agreements, the Trust has agreed to pay Northern Trust an annual fee of $680,000 for the aggregate services.

The Trust has entered into a Compliance Services Agreement with Beacon Hill Fund Services, Inc. (“Beacon Hill”). Pursuant to the terms of the Compliance Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief compliance officer. The chief compliance officer is responsible for administering the Trust’s compliance policies and procedures and, at least annually, reviewing, the compliance policies and procedures of the Trust and the Trust’s service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services to each Fund rendered by Beacon Hill under the Compliance Services Agreement, the Trust pays Beacon Hill an annual fee of $115,000, plus reasonable out-of-pocket expenses.

The Trust has entered into a Financial Services Agreement with Beacon Hill. Pursuant to the terms of the Financial Services Agreement, Beacon Hill makes available an individual to serve as the Trust’s chief financial officer. The chief financial officer is responsible for administering the Trust’s accounting policies and procedures. As compensation for the services to each Fund rendered by Beacon Hill under the Financial Services Agreement, the Trust has agreed to pay Beacon Hill an annual fee of $90,000 plus reasonable out-of-pocket expenses.

The Trust has entered into an agreement with Beacon Hill to provide governance and regulatory oversight services to the Trust. Under the terms of this agreement, Beacon Hill performs and coordinates fund governance and regulatory oversight activities of the Trust, including but not limited to, monitoring activities of its third party service providers, coordinating and filing amendments to the Trust’s registration statement and financial filings, preparing and distributing material for board meetings and maintaining all books and records as required by the federal securities laws. As compensation for its services under the agreement, the Trust pays Beacon Hill a fee at an annual rate of 0.02% of the average daily assets of the Trust for the first $1 billion and 0.015% of the average daily assets for assets in excess of $1 billion, with a minimum annual fee of $150,000 plus reasonable out-of-pocket expenses.

C.  Transactions in shares of the Funds for the six months ended April 30, 2012 and year ended October 31, 2011 were as follows:

	Money Market Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Share transactions Class I:
Sale of shares	19,563,079	88,924,266
Shares issued to stockholders in reinvestment of dividends	2,917	9,971
Shares repurchased	(25,810,126)	(88,586,168)

Net (decrease)	(6,244,130)	348,069
Shares Outstanding
Beginning of year	19,665,460	19,317,391

End of year	13,421,330	19,665,460

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

	Ultra Short Mortgage Fund		Ultra Short Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Share transactions:
Sale of shares	644,179	2,306,828	—	—
Shares issued to stockholders in reinvestment of dividends	44,952	148,245	403	1,900
Shares repurchased	(5,083,207)	(34,330,753)	(5,222)	(1,400,915)

Net (decrease)	(4,394,076)	(31,875,680)	(4,819)	(1,399,015)
Shares Outstanding
Beginning of year	59,096,612	90,972,292	1,393,470	2,792,485

End of year	54,702,536	59,096,612	1,388,651	1,393,470

	Short U.S. Government Fund		Intermediate Mortgage Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Share transactions:
Sale of shares	—	1,285	—	2,232
Shares issued to stockholders in reinvestment of dividends	1,968	4,883	218	1,762
Shares repurchased	(133,881)	(99,785)	(41,766)	(808,674)

Net (decrease)	(131,913)	(93,617)	(41,548)	(804,680)
Shares Outstanding
Beginning of year	2,659,898	2,753,515	5,737,203	6,541,883

End of year	2,527,985	2,659,898	5,695,655	5,737,203

	U.S. Government Mortgage Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Share transactions:
Sale of shares	—	1,160
Shares issued to stockholders in reinvestment of dividends	1,363	3,123
Shares repurchased	(9,054)	(2,916)

Net (decrease)	(7,691)	1,367
Shares Outstanding
Beginning of year	2,595,193	2,593,826

End of year	2,587,502	2,595,193

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

	Large Cap Equity Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Share transactions Class AMF:
Sale of shares	141,322	164,076
Shares issued to stockholders in reinvestment of dividends	181,925	85,795
Shares repurchased	(331,263)	(2,342,733)

Net increase	(8,016)	(2,092,862)
Shares Outstanding
Beginning of year	9,017,003	11,109,865

End of year	9,008,987	9,017,003

Share transactions Class H:
Sale of shares	40,951	52,269
Shares issued to stockholders in reinvestment of dividends	11,815	5,607
Shares repurchased	(6,490)	(23,825)

Net increase	46,276	34,051
Shares Outstanding
Beginning of period	403,334	369,283

End of year	449,610	403,334

D.  For the six months ended April 30, 2012, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
Purchases	$—	$—	$—	$—	$—	$4,007,920
Sales	—	—	—	—	—	6,243,222

For the six months ended April 30, 2012, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund
Purchases	$179,405,616	$4,550,020	$6,640,904	$7,625,684	$5,569,383
Sales	205,676,556	4,719,829	8,804,752	10,237,108	5,659,937

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

E.  FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2011, and 2010 were as follows:

Fund Name	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Money Market Fund	$10,875	$10,875	$10,875
Ultra Short Mortgage Fund	13,217,584	13,217,584	13,217,584
Ultra Short Fund	158,068	158,068	158,068
Short U.S. Government Fund	527,590	527,590	527,590
Intermediate Mortgage Fund	655,601	655,601	655,601
U.S. Government Mortgage Fund	562,800	562,800	562,800

2010	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Money Market Fund	$19,005	$19,005	$19,005
Ultra Short Mortgage Fund	29,551,205	29,551,205	29,551,205
Ultra Short Fund	1,182,936	1,182,936	1,182,936
Short U.S. Government Fund	904,883	904,883	904,883
Intermediate Mortgage Fund	2,724,267	2,724,267	2,724,267
U.S. Government Mortgage Fund	894,265	894,265	894,265
*	Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2011 and 2010 for the Large Cap Equity Fund were as follows:

2011	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$1,043,863	$—	$1,043,863	$—	$1,043,863

2010	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$1,162,182	$—	$1,162,182	$—	$1,162,182

At April 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AMF Money Market Fund	$13,402,974	$—	$—	$—
AMF Ultra Short Mortgage Fund	394,973,062	8,564,680	(304,808)	8,259,872
AMF Ultra Short Fund	6,955,283	120,217	(102)	120,115
AMF Short U.S. Government Fund	23,023,110	460,932	(31,447)	429,485
AMF Intermediate Mortgage Fund	25,067,458	586,681	(1,988)	584,693
AMF U.S. Government Mortgage Fund	22,389,493	559,616	(10,252)	549,364
AMF Large Cap Equity Fund	58,360,724	31,529,405	(2,537,607)	28,991,798

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market Fund	$61	$—	$61	$(61)	$(814)	$—	$(814)
Ultra Short Mortgage Fund	772,716	—	772,716	(728,540)	(368,690,786)	7,748,303	(360,898,307)
Ultra Short Fund	12,404	—	12,404	(8,802)	(29,859,308)	66,414	(29,789,292)
Short U.S. Government Fund	32,506	—	32,506	(30,090)	(9,361,325)	398,519	(8,960,390)
Intermediate Mortgage Fund	31,729	—	31,729	(31,781)	(55,127,296)	375,219	(54,752,129)
U.S. Government Mortgage Fund	43,412	—	43,412	(41,544)	(10,827,625)	953,504	(9,872,253)
Large Cap Equity Fund	50,190	1,746,753	1,796,943	—	—	21,754,129	23,551,072

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

At October 31, 2011, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires	Amount	Expires
Money Market Fund	$407	2013	$407	2015
Ultra Short Mortgage Fund	24,633,492	2012	7,491,105	2016
Ultra Short Mortgage Fund	19,172,685	2013	9,348,253	2017
Ultra Short Mortgage Fund	13,969,341	2014	290,225,068	2018
Ultra Short Mortgage Fund	1,808,482	2015	2,013,187	2019
Ultra Short Fund	1,616,100	2012	3,451,774	2016
Ultra Short Fund	1,507,357	2013	307,673	2017
Ultra Short Fund	1,784,218	2014	20,036,732	2018
Ultra Short Fund	1,128,003	2015	27,453	2019
Short U.S. Government Fund	104,641	2012	357,577	2015
Short U.S. Government Fund	1,805,629	2013	1,071,031	2016
Short U.S. Government Fund	880,563	2014	5,140,920	2017
Intermediate Mortgage Fund	2,261,965	2012	2,299,353	2016
Intermediate Mortgage Fund	1,821,864	2013	5,641,899	2017
Intermediate Mortgage Fund	2,863,116	2014	38,873,400	2018
Intermediate Mortgage Fund	1,013,863	2015	351,065	2019
U.S. Government Mortgage Fund	2,721,813	2012	4,846,874	2018
U.S. Government Mortgage Fund	3,057,928	2014	201,009	2019
*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

During the fiscal year ended October 31, 2011, Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund had net capital loss carry-forward amounts expire of

$181,035, $33,378,700, $1,849,300, $3,013,622, and $1,808,782, respectively.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

APRIL 30, 2012 (Unaudited)

tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October, 31, 2012. Although the Act provides several benefits, including the unlimited carry- forward of future capital losses, there may be a greater likelihood that all or a portion of the fund’s pre-enactment capital loss carry-forward may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carry-forward. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Tax Information” section of the notes to financial statements beginning in 2012 reporting periods.

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

F.  LEGAL PROCEEDINGS

On December 28, 2010, West Texas National Bank (“WTNB”) commenced a FINRA arbitration proceeding against Shay Financial Services, Inc. (“Shay Financial”). WTNB alleges violation of state securities laws, negligent misrepresentation, breach of fiduciary duty, and other theories, and seeks damages of approximately $27.6 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, Claimant seeks rescission for the purchase price of approximately $101 million paid for the securities. In addition, WTNB seeks punitive damages, interest, costs and attorneys fees.

On August 18, 2011, Citizens Community Federal (“CCF”) commenced a FINRA arbitration proceeding against Shay Financial. CCF alleges breach of fiduciary duties, negligent misrepresentation, and seeks damages of approximately $14 million and other costs relating to alleged losses from certain investments in mortgage-backed securities. In the alternative, CCF seeks rescission for the purchase price of approximately $71 million paid for the securities. In addition, CCF seeks punitive damages, interest, costs and attorneys fees.

On September 12, 2011, El Dorado Savings Bank (“EDSB”) commenced a FINRA arbitration proceeding against Shay Financial, Rodger D. Shay, and Rodger D. Shay Jr. EDSB alleges violations of federal and state securities laws, and other theories, seeking damages of approximately $3-$5 million for alleged losses on investments in certain AMF Funds. EDSB also seeks punitive damages, interest, costs and attorneys fees.

On November 11, 2011, Town North Bank, N.A. (“TNB”) commenced a civil action in the U.S. District Court, Northern District of Texas, against Shay Financial and others. TNB alleges violations of federal securities law, fraud, and breach of fiduciary duty, and seeks approximately $64 million in damages from Shay Financial relating to alleged losses from investments in certain mortgage-backed securities and collateralized debt obligations. TNB also seeks punitive damages, interest, costs and attorneys fees.

On April 23, 2012 Watertown Savings Bank (“WSB”) commenced a FINRA arbitration proceeding against Shay Financial and on April 24, 2012, WSB commenced a civil action in the Circuit Court of Cook County against Shay Assets Management, Inc. (“Shay Assets”), Asset Management Fund, the Ultra Short Fund, Ultra Short Mortgage Fund and Rodger D. Shay, Jr. The allegations in both of these actions are similar and arise from alleged investment losses resulting from WSB’s investments in certain AMF Funds. In the FINRA matter, WSB alleges Shay Financial violated the Florida Securities and Investor Protection Act and FINRA Rules, violated Section 11 of the Securities Act of 1933, violated the Investment Company Act of 1940, violated the Illinois Consumer Fraud and Deceptive Business Practices Act, breached its fiduciary duties and failed to supervise its employees and

ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS (concluded)

APRIL 30, 2012 (Unaudited)

WSB’s accounts. In the Circuit Court matter, WSB alleges common law fraud, conspiracy to commit common law fraud, aiding and abetting common law fraud, breach of fiduciary duty and negligent misrepresentation. WSB seeks rescissionary damages against Shay Financial in the FINRA matter of approximately $44 million and seeks compensatory damages against Shay Assets of approximately $43 million in the Circuit Court matter. In both matters, WSB seeks punitive damages, interest, costs and attorneys fees.

There is no assurance that additional legal actions arising out of these circumstances will not be filed against Shay Assets, Shay Financial, the Funds, Rodger D. Shay and/or Rodger D. Shay, Jr. The Adviser and

Distributor are unable to predict the potential range of monetary exposure, if any, but believe that claims asserted in each of the above-referenced actions are without merit and each intends to vigorously defend itself against all actions. However, an unfavorable result could have a material adverse effect on the Funds, Adviser and/or the Distributor.

G.  SUBSEQUENT EVENTS

The Funds evaluated subsequent events from April 30, 2012, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION

APRIL 30, 2012 (Unaudited)

Disclosure Regarding Annual Review of Asset Management Fund’s Investment Advisory Agreements

The Board of Trustees of Asset Management Fund (the “Trust”) approved the renewal of the investment advisory agreement for each series of the Trust (each, a “Fund” and collectively, the “Funds”) with the Funds’ investment adviser, Shay Assets Management, Inc. (the “Investment Adviser”), at an in-person meeting on January 21-22, 2012. In considering renewal of the investment advisory agreements (each, an “Investment Advisory Agreement” and collectively, the “Investment Advisory Agreements”), the Board of Trustees (the “Board”) received a recommendation from the Independent Trustees for the renewal of each Investment Advisory Agreement.

In preparation for their review process, the Independent Trustees met with the Trust’s counsel and discussed the type and nature of information to be provided and sent a formal request for information to the Investment Adviser. The Investment Adviser and the Administrator to the Trust provided information in response to the request. Among other information, the Independent Trustees reviewed materials to assess the services provided by the Investment Adviser, information comparing the performance, investment advisory fees and expense ratios of each Fund to other mutual funds, and information about the profitability of the Investment Advisory Agreements to the Investment Adviser, economies of scale and fall-out benefits to the Investment Adviser and its affiliates as a result of its relationship with the Funds. The Independent Trustees also received a memorandum from Trust counsel advising them of their duties and responsibilities in connection with the review of the Investment Advisory Agreements. In considering renewal of the Investment Advisory Agreements, the Independent Trustees met independently of management and of the interested Trustees to review and discuss materials received from the Investment Adviser, Administrator and Trust counsel. The Independent Trustees noted that the Board also received regular information throughout the year regarding the performance and operating results of each Fund. Based upon the information reviewed and their accumulated experience as Board members in working with the Investment Adviser and overseeing the Funds, the Independent Trustees determined to recommend renewal of the Investment Advisory Agreements.

Based upon the recommendation from the Independent Trustees as well as its own review, the Board concluded that it was in the best interest of each Fund to continue the Investment Advisory Agreement for each Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided under the Investment Advisory Agreements. The Board reviewed the experience and skills of senior management and the investment management team. The Board also considered the Investment Adviser’s ability to manage investments that met the specialized needs of the shareholders of the Funds. The Board considered the impact on the Funds of the financial crisis that began in 2008, the Investment Adviser’s subsequent repositioning of the Funds’ portfolios in response to the financial crisis and the Investment Adviser’s capabilities with respect to the types of securities in which certain of the Funds are invested. The Board also considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the portfolio securities valuation oversight provided by the Investment Adviser.

Investment Performance. The Board reviewed each Fund’s investment performance for the one-, three- and five-year periods ended October 31, 2011 and compared this information to the performance of a peer group of funds in the same Morningstar category based on information and data provided by the Trust’s Administrator. The

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

APRIL 30, 2012 (Unaudited)

Board considered whether investment results were consistent with a Fund’s investment objective and policies and noted that the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) limit their investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer group of funds for the most part are not subject to such limitations.

With respect to the fixed income Funds, the Board considered that while the Funds underperformed relative to their peer groups for the three- and five-year periods ended October 31, 2011, performance of the Intermediate Mortgage Fund, the Ultra Short Mortgage Fund and the Money Market Fund had improved in more recent periods, with performance in the 2nd Quartile, 1st Quartile and 1st Quartile, respectively, for the one-year period ended October 31, 2011. With respect to the one-year period ended October 31, 2011 for the U.S. Government Mortgage Fund, the Board noted that the Fund had been negatively impacted by maintaining a shorter duration relative to its peers as a result of Federal Reserve policy, but that the shorter duration was consistent with shareholder sensitivity to interest rate risk. With respect to the one-year period ended October 31, 2011 for the Short U.S. Government Fund the Board noted that the Fund had also been negatively impacted by a relatively shorter duration than its peers. The Board also noted the Ultra Short Fund’s one year 4th Quartile performance, but considered changes to investment strategy that had recently been approved by the Board. For the longer-term periods, the Board considered the extraordinary market circumstances that began in 2008 and their disproportionate affect on the Funds. In particular the Board considered that the longer-term underperformance of these Funds was the result of the Funds’ holdings in private label mortgage-backed securities whose value and liquidity were more severely impacted by market conditions. The Board considered the efforts undertaken by the Investment Adviser to reposition the Funds’ portfolios to minimize exposure to private label mortgage-backed securities and the effect of such repositioning on the Funds’ recent improved performance. The Board also took into account the Investment Adviser’s adherence to its investment style, the nature of the securities held by the Funds and the analysis necessary to manage the portfolios in light of challenging market conditions and the Investment Adviser’s knowledge with respect to the types of securities held by the Funds. The Board also considered the increased efforts and resources that were necessary to manage valuation, liquidity and other challenges presented by market conditions in effect during the longer-term period, as well the additional efforts and resources necessary to respond to increased shareholder requests.

With respect to the Large Cap Equity Fund, the Board noted the Fund’s 1st quartile performance for the one-year period, 3rd quartile performance for the three-year period and 2nd quartile performance for the five-year period ending October 31, 2011. The Board also noted the Large Cap Equity Fund’s four-star Morningstar ranking.

On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the Funds were best served by continuing to employ the Investment Adviser to manage the assets of the Funds.

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morningstar, Inc. data comparing each Fund’s contractual investment advisory fee and actual total expense ratio to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in the peer universe. The information provided to the Board showed that each Fund’s contractual investment advisory fee, with the exception of the Ultra Short Fund and Ultra Short Mortgage Fund, which were subject to substantial fee waivers, were in the top two quartiles of the Morningstar peer group. The Board concluded that the contractual advisory fees for Ultra Short Fund and

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

APRIL 30, 2012 (Unaudited)

Ultra Short Mortgage Fund are within a reasonable range, and that after waivers, actual advisory fees are competitive with or below that of the peer group average and median. The information provided to the Board also showed that, with the exception of the Ultra Short Fund and the Short U.S. Government Fund, each Fund’s actual total expense ratio, taking into account fee waivers, was within the third quartile or better of the Morningstar peer group. The Board noted that both Funds with relatively higher total expense ratios were smaller funds, which impacted total expense ratios. The Board received information on fee waivers and/or reimbursements and noted that all of the Funds, other than the Short U.S. Government Fund, U.S. Government Mortgage Fund and the Large Cap Equity Fund, are currently benefiting from fee waivers. The Board noted that historically the Investment Adviser has waived fees consistent with the current waiver levels, and the Investment Adviser indicated its current intention to continue such waivers with respect to the fixed income Funds. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

Profitability. The Board considered certain financial information related to the costs and profitability of the Investment Adviser’s Investment Advisory Agreements with the Funds. The Board also received the financial statements of the Investment Adviser and its parent company, Shay Investment Services, Inc., for various periods. Based upon the information provided, the Board concluded that the profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the current fee structure is comprised of breakpoints for each Fund except for the Ultra Short Fund. The Board concluded that, given the size of the Ultra Short Fund, breakpoints were not necessary at this time. The Board also considered whether the investment advisory fee rate for each Fund is reasonable in relation to the size of such Fund. The Board concluded that the investment advisory fee schedule reflects an appropriate level of sharing of any economies of scale.

Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Shay Financial Services, Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor and noted that the Distributor reported a net loss on distribution services provided to the Trust during the fiscal year ended October 31, 2011. The Board considered the advantage that the Distributor’s knowledge of its clients’ circumstances offers the Funds, and the increased shareholder services being provided under current market conditions. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research.

Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Investment Advisory Agreements continue to be fair and reasonable and that continuance of the Investment Advisory Agreements is in the best interests of each Fund.

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

APRIL 30, 2012 (Unaudited)

A.  SECURITY ALLOCATION

MONEY MARKET FUND

Security Allocation	Percentage of Net Assets
Repurchase Agreements	100.0%
Investment Companies	0.0%

Total	100.0%

ULTRA SHORT MORTGAGE FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	73.3%
Fixed Rate Mortgage-Related Securities	20.5%
U.S. Government Agency Securities	3.0%
Investment Companies	0.0%
Repurchase Agreements	3.1%

Total	99.9%

ULTRA SHORT FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	93.1%
Investment Companies	6.7%

Total	99.8%

SHORT U.S. GOVERNMENT FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	34.5%
Fixed Rate Mortgage-Related Securities	57.5%
U.S. Government Agency Securities	2.1%
Investment Companies	0.0%
Repurchase Agreements	5.8%

Total	99.9%

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

APRIL 30, 2012 (Unaudited)

INTERMEDIATE MORTGAGE FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	12.2%
Fixed Rate Mortgage-Related Securities	71.4%
U.S. Government Agency Securities	7.6%
Investment Companies	0.0%
Repurchase Agreements	8.8%

Total	100.0%

U.S. GOVERNMENT MORTGAGE FUND

Security Allocation	Percentage of Net Assets
Adjustable Rate Mortgage-Related Securities	31.9%
Fixed Rate Mortgage-Related Securities	61.3%
U.S. Government Agency Securities	4.0%
Investment Companies	2.6%

Total	99.8%

LARGE CAP EQUITY FUND

Security Allocation	Percentage of Net Assets
Common Stocks	95.8%
Investment Companies	4.2%

Total	100.0%

B.  EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (continued)

APRIL 30, 2012 (Unaudited)

		Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expense Paid During Period* 11/1/11 - 4/30/12	Expense Ratio During Period** 11/1/11 - 4/30/12
Money Market Fund		$1,000.00	$1,000.20	$0.20	0.04%
Ultra Short Mortgage Fund		1,000.00	1,008.50	3.65	0.73%
Ultra Short Fund		1,000.00	1,011.50	4.40	0.88%
Short U.S Government Fund		1,000.00	1,008.70	3.75	0.75%
Intermediate Mortgage Fund		1,000.00	1,021.80	3.77	0.75%
U.S Government Mortgage Fund		1,000.00	1,019.20	3.77	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,113.90	6.15	1.17%
	Class H	1,000.00	1,114.70	5.36	1.02%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expense Paid During Period* 11/1/11 - 4/30/12	Expense Ratio During Period** 11/1/11 - 4/30/12
Money Market Fund		$1,000.00	$1,024.66	$0.20	0.04%
Ultra Short Mortgage Fund		1,000.00	1,021.23	3.67	0.73%
Ultra Short Fund		1,000.00	1,020.49	4.42	0.88%
Short U.S Government Fund		1,000.00	1,021.13	3.77	0.75%
Intermediate Mortgage Fund		1,000.00	1,021.13	3.77	0.75%
U.S Government Mortgage Fund		1,000.00	1,021.13	3.77	0.75%
Large Cap Equity Fund	Class AMF	1,000.00	1,019.05	5.87	1.17%
	Class H	1,000.00	1,019.79	5.12	1.02%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

ASSET MANAGEMENT FUND

ADDITIONAL INFORMATION (concluded)

APRIL 30, 2012 (Unaudited)

C.  OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-527-3713.

DISTRIBUTOR

Shay Financial Services, Inc.

230 West Monroe Street, Suite 2810

Chicago, IL 60606

INVESTMENT ADVISER

Shay Assets Management, Inc.

230 West Monroe Street, Suite 2810

Chicago, IL 60606

GOVERNANCE AND REGULATORY SERVICES

Beacon Hill Fund Services, Inc.

4041 N. High St.

Columbus, OH 43214

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT

Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

LEGAL COUNSEL

Vedder Price, P.C.

222 North LaSalle Street

Chicago, IL 60601

CUSTODIAN

Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

AMF-SEMI-0412

Item 2.	Code of Ethics.

Not applicable in Semi-Annual Report Filing.

Item 3.	Audit Committee Financial Expert.

Not applicable in Semi-Annual Report Filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable in Semi-Annual Report Filing.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a) The Schedule is included as part of the report to Shareholders, filed under Item 1of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not required for Semi-Annual report filings.

(a)(2) Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certification required by Item 12(b) of Form N-CSR is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer

Date: July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr.
President

Date: July 5, 2012

By (Signature and Title)

/s/ Trent M. Statczar
Trent M. Statczar
Treasurer

Date: July 5, 2012